Intangible Assets, Net - Schedule of Amortization of Intangible Assets (Details)	Dec. 31, 2024 USD ($)
Schedule of Amortization of Intangible Assets [Abstract]
2025	$ 99,877
2026	99,877
2027	99,877
2028	99,877
2029	99,877
Thereafter	3,933,018
Total	$ 4,432,403